Subsequent Events	12 Months Ended
Oct. 31, 2016
Subsequent Events [Abstract]
Subsequent Events

17. SUBSEQUENT EVENTS

PolarityTE, Inc.

On December 1, 2016, the Company entered into an Agreement and Plan of Reorganization (the “Agreement”) with Majesco Acquisition Corp., a Nevada corporation and wholly-owned subsidiary of the Company, PolarityTE, Inc., a Nevada corporation (“Polarity”) and Dr. Denver Lough, the owner of 100% of the issued and outstanding shares of capital stock of Polarity (the “Seller”). The closing is subject to various closing conditions, including, approval of stockholders of the Company in accordance with Delaware law and NASDAQ Listing Rule 5635 and a minimum cash balance available to the Company.

At closing, upon satisfaction of each of the closing conditions, the Seller will be issued 7,050 shares of the Company’s newly authorized Series E Preferred Stock (the “Preferred Shares”) convertible into an aggregate of 7,050,000 shares of the Company’s common stock (the “Merger Consideration” and such transaction, the “Merger”), expected to constitute approximately 50% of the issued and outstanding shares of common stock of the Company on a fully diluted basis at closing and depending in part, upon the Company’s expected cash balance at closing. Until converted, each Preferred Share is entitled to two votes for every share of common stock into which it is convertible on any matter submitted for a vote of stockholders.

The Company is still in the process of analyzing the accounting treatment for this transaction.

Series E Preferred Stock

On or prior to the effective time of the Merger, the Company will file a Certificate of Designations, Preferences and Rights of the 0% Series E Convertible Preferred Stock (the “Certificate of Designation”) with the Delaware Secretary of State pursuant to which the Company will designate 7,050 shares of the Company’s authorized shares of preferred stock as Series E Preferred Stock. The Series E Preferred Stock are convertible into shares of common stock based on a conversion calculation equal to the stated value of such preferred stock, plus all accrued and unpaid dividends, if any, on such preferred stock, as of such date of determination, divided by the conversion price.  The stated value of each Series E Preferred Stock is $1,000 and the initial conversion price is $1.00 per share, each subject to adjustment for stock splits, stock dividends, recapitalizations, combinations, subdivisions or other similar events. The Series E Preferred Stock, with respect to dividend rights and rights on liquidation, winding-up and dissolution, in each case will rank senior to the Company's common stock and all other securities of the Company that do not expressly provide that such securities rank on parity with or senior to the Series E Preferred Stock. Until converted, each share of Series E Preferred Stock is entitled to two votes for every share of common stock into which it is convertible on any matter submitted for a vote of stockholders.

2017 Equity Incentive Plan

On December 1, 2016, the Company’s Board of Directors (the “Board”) approved the Company’s 2017 Equity Incentive Plan (the “2017 Plan”). The purpose of the 2017 Plan is to promote the success of the Company and to increase stockholder value by providing an additional means through the grant of awards to attract, motivate, retain and reward selected employees, consultants and other eligible persons. The 2017 Plan provides for the grant of incentive stock options, nonqualified stock options, restricted stock, restricted stock units, stock appreciation rights and other types of stock-based awards to the Company’s employees, officers, directors and consultants.  The Compensation Committee of the Board will administer the 2017 Plan, including determining which eligible participants will receive awards, the number of shares of common stock subject to the awards and the terms and conditions of such awards. Up to 3,450,000 shares of common stock are issuable pursuant to awards under the 2017 Plan. Unless earlier terminated by the Board, the 2017 Plan shall terminate at the close of business on December 1, 2026.